UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive, Suite 300A

         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald von Wedel
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /S/  Donald von Wedel     Armonk, NY     January 29, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $78,381 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     4040    56379 SH       Sole                    56379        0        0
ANNALY CAP MGMT INC            COM              035710409     1090    78375 SH       Sole                    78375        0        0
BARRICK GOLD CORP              COM              067901108     3863   125822 SH       Sole                   125822        0        0
BEMIS INC                      COM              081437105     1798    52920 SH       Sole                    52920        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      235     8928 SH       Sole                     8928        0        0
CBS CORP NEW                   CL B             124857202      865    27755 SH       Sole                    27755        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     1094    37650 SH       Sole                    37650        0        0
CHINA FD INC                   COM              169373107      276     8067 SH       Sole                     8067        0        0
CISCO SYS INC                  COM              17275R102     4453   162945 SH       Sole                   162945        0        0
COCA COLA CO                   COM              191216100     2620    54297 SH       Sole                    54297        0        0
CONOCOPHILLIPS                 COM              20825c104     5351    74367 SH       Sole                    74367        0        0
DIAMONDS TR                    UNIT SER 1       252787106      554     4450 SH       Sole                     4450        0        0
EL PASO CORP                   COM              28336L109      578    37856 SH       Sole                    37856        0        0
EXXON MOBIL CORP               COM              30231G102     2815    36734 SH       Sole                    36734        0        0
GENERAL ELECTRIC CO            COM              369604103     2783    74800 SH       Sole                    74800        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      999    10896 SH       Sole                    10896        0        0
INTEL CORP                     COM              458140100      261    12900 SH       Sole                    12900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      352     3620 SH       Sole                     3620        0        0
ISHARES INC                    MSCI TAIWAN      464286731     1394    96052 SH       Sole                    96052        0        0
ISHARES INC                    MSCI JAPAN       464286848     1259    88600 SH       Sole                    88600        0        0
ISHARES INC                    MSCI UTD KINGD   464286699     1655    70700 SH       Sole                    70700        0        0
ISHARES INC                    MSCI HONG KONG   464286871     2132   133252 SH       Sole                   133252        0        0
KEMET CORP                     COM              488360108     1625   222650 SH       Sole                   222650        0        0
KIMBERLY CLARK CORP            COM              494368103     3812    56100 SH       Sole                    56100        0        0
MARATHON OIL CORP              COM              565849106     1258    13600 SH       Sole                    13600        0        0
MERCK & CO INC                 COM              589331107     4603   105578 SH       Sole                   105578        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1718    57700 SH       Sole                    57700        0        0
NEWS CORP                      CL B             65248e203      683    30700 SH       Sole                    30700        0        0
ORACLE CORP                    COM              68389X105      658    38400 SH       Sole                    38400        0        0
PARKER DRILLING CO             COM              701081101      156    19155 SH       Sole                    19155        0        0
PFIZER INC                     COM              717081103     3143   121345 SH       Sole                   121345        0        0
ROWAN COS INC                  COM              779382100      245     7393 SH       Sole                     7393        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369y308     2045    78300 SH       Sole                    78300        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     4737    80800 SH       Sole                    80800        0        0
SOUTHERN CO                    COM              842587107      896    24300 SH       Sole                    24300        0        0
TECO ENERGY INC                COM              872375100     2250   130600 SH       Sole                   130600        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      316    12050 SH       Sole                    12050        0        0
TIMKEN CO                      COM              887389104     2116    72500 SH       Sole                    72500        0        0
TRANSCANADA CORP               COM              89353d107      437    12500 SH       Sole                    12500        0        0
TRINITY INDS INC               COM              896522109     1734    49249 SH       Sole                    49249        0        0
UNISYS CORP                    COM              909214108      771    98400 SH       Sole                    98400        0        0
UNUMPROVIDENT CORP             COM              91529Y106      273    13150 SH       Sole                    13150        0        0
VIACOM INC NEW                 CL B             92553p201      523    12750 SH       Sole                    12750        0        0
WAL MART STORES INC            COM              931142103     2097    45405 SH       Sole                    45405        0        0
WASHINGTON MUT INC             COM              939322103     1818    39955 SH       Sole                    39955        0        0